Quarterly Holdings Report
for
Fidelity® SAI U.S. Value Index Fund
April 30, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
USV-NPRT3-0623
1.9885513.105
Common Stocks - 99.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.9%
Diversified Telecommunication Services - 5.4%
AT&T, Inc.	445,219	7,867,020
Liberty Global PLC Class A (a)	27,498	536,486
Verizon Communications, Inc.	262,326	10,186,119
		18,589,625
Entertainment - 0.6%
Warner Bros Discovery, Inc.	138,042	1,878,752
Interactive Media & Services - 0.1%
Alphabet, Inc. Class A (a)	1,941	208,347
Media - 4.8%
Charter Communications, Inc. Class A (a)	6,580	2,426,046
Comcast Corp. Class A	262,747	10,869,843
Fox Corp. Class A (b)	26,463	880,159
Liberty Broadband Corp. Class C (a)	8,498	720,460
News Corp. Class A	31,319	551,528
Nexstar Broadcasting Group, Inc. Class A	2,354	408,301
Paramount Global Class B	32,204	751,319
		16,607,656
TOTAL COMMUNICATION SERVICES		37,284,380
CONSUMER DISCRETIONARY - 5.6%
Automobile Components - 0.3%
BorgWarner, Inc.	14,633	704,286
Lear Corp.	3,695	471,704
		1,175,990
Automobiles - 1.9%
Ford Motor Co.	244,609	2,905,955
General Motors Co.	87,134	2,878,907
Harley-Davidson, Inc.	8,293	307,670
Thor Industries, Inc. (b)	3,333	263,374
		6,355,906
Broadline Retail - 0.1%
Macy's, Inc.	16,892	276,015
Hotels, Restaurants & Leisure - 0.3%
Expedia, Inc. (a)	9,237	867,909
Penn Entertainment, Inc. (a)	9,665	287,920
		1,155,829
Household Durables - 2.2%
D.R. Horton, Inc.	19,525	2,144,236
Lennar Corp. Class A	16,611	1,873,887
Meritage Homes Corp.	2,278	291,698
Mohawk Industries, Inc. (a)	3,287	348,093
NVR, Inc. (a)	189	1,103,760
PulteGroup, Inc.	14,106	947,218
Taylor Morrison Home Corp. (a)	6,746	290,685
Toll Brothers, Inc.	6,419	410,238
		7,409,815
Leisure Products - 0.1%
Brunswick Corp.	4,526	383,760
Specialty Retail - 0.5%
Academy Sports & Outdoors, Inc.	4,873	309,533
Asbury Automotive Group, Inc. (a)	1,379	266,781
AutoNation, Inc. (a)	2,131	280,653
Lithia Motors, Inc. Class A (sub. vtg.)	1,706	376,838
Williams-Sonoma, Inc. (b)	4,160	503,526
		1,737,331
Textiles, Apparel & Luxury Goods - 0.2%
Capri Holdings Ltd. (a)	7,843	325,485
PVH Corp.	3,953	339,207
		664,692
TOTAL CONSUMER DISCRETIONARY		19,159,338
CONSUMER STAPLES - 4.4%
Beverages - 0.2%
Molson Coors Beverage Co. Class B	11,747	698,712
Consumer Staples Distribution & Retail - 1.0%
Kroger Co.	40,689	1,978,706
Walgreens Boots Alliance, Inc.	44,726	1,576,592
		3,555,298
Food Products - 1.7%
Archer Daniels Midland Co.	34,170	2,667,994
The Kraft Heinz Co.	49,724	1,952,661
Tyson Foods, Inc. Class A	17,844	1,115,072
		5,735,727
Tobacco - 1.5%
Altria Group, Inc.	107,118	5,089,176
TOTAL CONSUMER STAPLES		15,078,913
ENERGY - 14.3%
Oil, Gas & Consumable Fuels - 14.3%
Antero Resources Corp. (a)	17,234	396,210
APA Corp.	20,090	740,317
Chesapeake Energy Corp.	6,697	553,708
Chord Energy Corp.	2,596	369,489
ConocoPhillips Co.	76,443	7,865,220
Coterra Energy, Inc.	49,259	1,261,030
Devon Energy Corp.	40,838	2,181,974
Diamondback Energy, Inc.	11,481	1,632,598
EQT Corp.	22,931	798,916
Exxon Mobil Corp.	121,272	14,351,331
HF Sinclair Corp.	8,393	370,215
Marathon Oil Corp.	39,680	958,669
Marathon Petroleum Corp.	28,356	3,459,432
Matador Resources Co.	7,002	343,308
Murphy Oil Corp.	9,114	334,575
Occidental Petroleum Corp.	45,419	2,794,631
Ovintiv, Inc.	15,357	554,081
PBF Energy, Inc. Class A	7,171	249,981
PDC Energy, Inc.	5,750	374,038
Phillips 66 Co.	29,106	2,881,494
Pioneer Natural Resources Co.	14,842	3,228,877
SM Energy Co.	7,704	216,328
Southwestern Energy Co. (a)	68,834	357,248
Valero Energy Corp.	24,080	2,761,254
		49,034,924
FINANCIALS - 23.5%
Banks - 13.8%
Bank of America Corp.	431,760	12,641,933
Bank OZK	6,910	246,825
Citigroup, Inc.	120,978	5,694,434
Citizens Financial Group, Inc.	30,776	952,209
Comerica, Inc.	8,171	354,376
Credicorp Ltd. (United States)	4,244	574,977
East West Bancorp, Inc.	8,807	455,234
Fifth Third Bancorp	42,696	1,118,635
First Citizens Bancshares, Inc.	742	747,328
FNB Corp., Pennsylvania	22,441	257,623
Huntington Bancshares, Inc.	90,152	1,009,702
KeyCorp	58,340	656,908
M&T Bank Corp.	10,575	1,330,335
New York Community Bancorp, Inc.	42,516	454,496
PNC Financial Services Group, Inc.	25,048	3,262,502
Popular, Inc.	4,508	270,525
Regions Financial Corp.	58,345	1,065,380
Synovus Financial Corp.	9,064	279,171
Truist Financial Corp.	82,881	2,700,263
U.S. Bancorp	87,023	2,983,148
Webster Financial Corp.	10,865	405,265
Wells Fargo & Co.	238,005	9,460,699
Zions Bancorp NA	9,319	259,627
		47,181,595
Capital Markets - 3.5%
Affiliated Managers Group, Inc.	2,349	339,149
Bank of New York Mellon Corp.	45,942	1,956,670
Goldman Sachs Group, Inc.	21,152	7,264,443
Invesco Ltd.	28,416	486,766
Jefferies Financial Group, Inc.	11,287	361,523
State Street Corp.	21,804	1,575,557
		11,984,108
Consumer Finance - 1.6%
Ally Financial, Inc.	18,702	493,359
Capital One Financial Corp.	23,823	2,317,978
Discover Financial Services	16,682	1,726,087
OneMain Holdings, Inc.	7,527	288,811
Synchrony Financial	27,316	806,095
		5,632,330
Financial Services - 2.9%
Equitable Holdings, Inc.	21,514	559,149
Essent Group Ltd.	6,708	284,889
Fidelity National Information Services, Inc.	32,181	1,889,668
Fiserv, Inc. (a)	39,666	4,844,012
Global Payments, Inc.	16,437	1,852,614
MGIC Investment Corp.	18,269	271,660
The Western Union Co.	23,433	256,123
		9,958,115
Insurance - 1.4%
American International Group, Inc.	46,407	2,461,427
Fidelity National Financial, Inc.	17,004	603,472
Principal Financial Group, Inc.	14,214	1,061,644
Unum Group	11,680	492,896
		4,619,439
Mortgage Real Estate Investment Trusts - 0.3%
Annaly Capital Management, Inc.	29,278	584,974
Rithm Capital Corp.	29,471	240,483
Starwood Property Trust, Inc.	19,309	345,438
		1,170,895
TOTAL FINANCIALS		80,546,482
HEALTH CARE - 15.1%
Biotechnology - 2.6%
Gilead Sciences, Inc.	77,889	6,403,255
Moderna, Inc. (a)(b)	20,638	2,742,584
		9,145,839
Health Care Equipment & Supplies - 0.1%
QuidelOrtho Corp.	3,334	299,893
Health Care Providers & Services - 5.6%
AMN Healthcare Services, Inc. (a)	2,697	232,886
Centene Corp. (a)	34,405	2,371,537
Cigna Group	18,656	4,725,378
CVS Health Corp.	80,212	5,880,342
Elevance Health, Inc.	8,796	4,122,245
Laboratory Corp. of America Holdings	5,536	1,255,067
Universal Health Services, Inc. Class B	4,009	602,753
		19,190,208
Life Sciences Tools & Services - 0.1%
Syneos Health, Inc. (a)	6,406	251,500
Pharmaceuticals - 6.7%
Bristol-Myers Squibb Co.	132,802	8,867,190
Elanco Animal Health, Inc. (a)	27,766	262,944
Jazz Pharmaceuticals PLC (a)	3,935	552,749
Organon & Co.	15,875	391,001
Pfizer, Inc.	295,878	11,506,695
Royalty Pharma PLC	23,149	813,687
Viatris, Inc.	75,784	707,065
		23,101,331
TOTAL HEALTH CARE		51,988,771
INDUSTRIALS - 4.7%
Air Freight & Logistics - 1.0%
FedEx Corp.	14,504	3,303,721
Building Products - 0.5%
Builders FirstSource, Inc. (a)	9,198	871,694
Owens Corning	5,843	624,091
UFP Industries, Inc.	3,842	301,674
		1,797,459
Electrical Equipment - 0.1%
Atkore, Inc. (a)	2,462	311,024
Ground Transportation - 0.2%
Knight-Swift Transportation Holdings, Inc. Class A	10,039	565,396
Ryder System, Inc.	3,153	249,591
		814,987
Industrial Conglomerates - 1.1%
3M Co.	34,390	3,652,906
Machinery - 0.2%
Allison Transmission Holdings, Inc.	5,760	281,030
Mueller Industries, Inc.	3,568	256,361
		537,391
Passenger Airlines - 1.0%
Delta Air Lines, Inc. (a)	40,058	1,374,390
Southwest Airlines Co. (b)	37,117	1,124,274
United Airlines Holdings, Inc. (a)	20,426	894,659
		3,393,323
Professional Services - 0.3%
Manpower, Inc.	3,172	240,152
SS&C Technologies Holdings, Inc.	13,698	801,881
		1,042,033
Trading Companies & Distributors - 0.3%
AerCap Holdings NV (a)	9,531	537,167
Triton International Ltd.	3,666	303,068
Univar Solutions, Inc. (a)	10,180	361,390
		1,201,625
TOTAL INDUSTRIALS		16,054,469
INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 0.9%
Cisco Systems, Inc.	67,072	3,169,152
Electronic Equipment, Instruments & Components - 1.2%
Arrow Electronics, Inc. (a)	3,639	416,411
Avnet, Inc.	5,685	234,563
Coherent Corp. (a)	8,659	295,618
Corning, Inc.	47,563	1,580,043
Flex Ltd. (a)	28,202	580,115
Jabil, Inc.	8,331	651,068
TD SYNNEX Corp.	2,611	232,483
		3,990,301
IT Services - 0.7%
Cognizant Technology Solutions Corp. Class A	31,797	1,898,599
DXC Technology Co. (a)	14,201	338,694
		2,237,293
Semiconductors & Semiconductor Equipment - 5.3%
Intel Corp.	258,404	8,026,028
Micron Technology, Inc.	68,157	4,386,585
Qorvo, Inc. (a)	6,242	574,763
Qualcomm, Inc.	36,810	4,299,408
Skyworks Solutions, Inc.	9,932	1,051,799
		18,338,583
Software - 2.7%
Microsoft Corp.	30,505	9,372,966
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	70,345	11,936,140
Dell Technologies, Inc.	15,142	658,526
Hewlett Packard Enterprise Co.	80,075	1,146,674
HP, Inc.	53,995	1,604,191
		15,345,531
TOTAL INFORMATION TECHNOLOGY		52,453,826
MATERIALS - 5.2%
Chemicals - 2.8%
Albemarle Corp.	7,318	1,357,196
Celanese Corp. Class A	6,235	662,406
CF Industries Holdings, Inc.	12,255	877,213
Dow, Inc.	44,028	2,395,123
Eastman Chemical Co.	7,426	625,789
Huntsman Corp.	11,254	301,495
LyondellBasell Industries NV Class A	15,865	1,500,988
Olin Corp.	7,683	425,638
The Chemours Co. LLC	9,306	270,525
The Mosaic Co.	21,270	911,420
Westlake Corp.	2,160	245,765
		9,573,558
Containers & Packaging - 0.6%
Berry Global Group, Inc.	7,609	439,876
Graphic Packaging Holding Co.	19,186	473,127
International Paper Co.	22,222	735,770
WestRock Co.	15,911	476,216
		2,124,989
Metals & Mining - 1.7%
Alcoa Corp.	11,051	410,434
Cleveland-Cliffs, Inc. (a)	32,203	495,282
Commercial Metals Co.	7,306	341,117
Nucor Corp.	15,804	2,341,837
Reliance Steel & Aluminum Co.	3,666	908,435
Steel Dynamics, Inc.	10,419	1,083,055
United States Steel Corp.	14,137	323,455
		5,903,615
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	4,465	266,739
TOTAL MATERIALS		17,868,901
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Medical Properties Trust, Inc.	37,338	327,454
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc. (a)	2,963	411,976
TOTAL REAL ESTATE		739,430
UTILITIES - 0.3%
Electric Utilities - 0.1%
NRG Energy, Inc.	14,396	491,911
Gas Utilities - 0.2%
ONE Gas, Inc.	3,372	259,475
UGI Corp.	13,090	443,489
		702,964
TOTAL UTILITIES		1,194,875
TOTAL COMMON STOCKS (Cost $284,887,449)		341,404,309

U.S. Treasury Obligations - 0.1%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (d) (Cost $297,757)	300,000	297,584

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (e)	718,164	718,307
Fidelity Securities Lending Cash Central Fund 4.88% (e)(f)	3,558,390	3,558,746
TOTAL MONEY MARKET FUNDS (Cost $4,277,053)		4,277,053

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $289,462,259)	345,978,946
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(2,828,116)
NET ASSETS - 100.0%	343,150,830

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	8	Jun 2023	1,675,400	52,658	52,658

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $199,381.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	3,169,874	389,578,198	392,029,765	88,884	-	-	718,307	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	17,391,449	116,161,759	129,994,462	36,010	-	-	3,558,746	0.0%
Total	20,561,323	505,739,957	522,024,227	124,894	-	-	4,277,053

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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